Finance Costs - Schedule of Analysis of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Analysis of Finance Costs [Abstract]
Interest expenses on bank and other borrowings	$ 1,894	$ 708	$ 295
Interest expenses on lease liabilities	50	83	138
Total	$ 1,944	$ 791	$ 433